Description of the Plan (Details) - EBP 001 - USD ($)			12 Months Ended
	Jan. 01, 2026	Jun. 03, 2024	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Assets transferred to the plan		$ 180,501	$ 0	$ 180,501
Pretax, maximum annual compensation to total compensation			75.00%
Automatic deferral rate, annual increase			1.00%
Employer matching contribution			100.00%
Participant compensation matched			6.00%
Allowance for credit loss			$ 0	0
Discretionary employer contribution			$ 0	0
Requisite service period			30 days
Employer contribution vesting percentage			20.00%
Forfeited nonvested account, decrease from employer contributions			$ 617,613	109,696
Matching contribution offset			466,539
True-up contribution			151,074
Forfeited nonvested account, decrease from plan expenses			158,103	84,247
Forfeited, nonvested account balance			99,847	$ 501,344
Minimum borrowing amount			1,000
Maximum borrowing amount			$ 50,000
Maximum borrowing, to total account, percentage			50.00%
Minimum for lump sum distribution			$ 5,000
Involuntary cash-out limit			$ 1,000
Employer Contribution, 50%
EBP, Description of Plan [Line Items]
Employer matching contribution	50.00%
Subsequent Event | Employer Contribution, 100%
EBP, Description of Plan [Line Items]
Employer matching contribution	100.00%
Participant compensation matched	3.00%
Minimum
EBP, Description of Plan [Line Items]
Employee contribution, after-tax			1.00%
Automatic deferral rate			6.00%
Employer contribution vesting service period			2 years
Term, general purpose loan			1 year
Term, residential loan			1 year
Participant loan interest rate			4.25%
Account balance, automatically rolled into investment retirement account			$ 1,000
Minimum | Employer Contribution, 50%
EBP, Description of Plan [Line Items]
Participant compensation matched	4.00%
Maximum
EBP, Description of Plan [Line Items]
Employee contribution, after-tax			100.00%
Automatic deferral rate			10.00%
Employer contribution vesting service period			5 years
Term, general purpose loan			5 years
Term, residential loan			10 years
Participant loan interest rate			9.50%
Account balance, automatically rolled into investment retirement account			$ 5,000
Maximum | Employer Contribution, 50%
EBP, Description of Plan [Line Items]
Participant compensation matched	6.00%